1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 112

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 114

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

190 Middle Street, Suite 301

Portland, Maine 04101

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 416-9059

(Name and Address of Agent for Service)	Copy to:
David Bunstine, President Asset Management Fund 190 Middle Street, Suite 301 Portland, Maine 04101	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b); or
[ ]	on (date) pursuant to paragraph (b); or
[ ]	60 days after filing pursuant to paragraph (a)(1); or
[ ]	on (date) pursuant to paragraph (a)(1); or
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AAMA Equity Fund
Ticker: AMFEX

Prospectus

October 28, 2025

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AAMA Equity Fund
Fund Summary

Investment Objective

The Fund seeks to generate long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses (AFFE)[1]	0.03%
Total Annual Fund Operating Expenses[2]	1.18%

[1]	Includes indirect expenses of securities of other mutual funds or exchange-traded funds held by the Fund.

[2]	The Total Annual Fund Operating Expenses differ from the Ratio of total expenses to average net assets found within the “Financial Highlights” section of the prospectus because the Total Annual Fund Operating Expenses include AFFE.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$120
Three Years	$375
Five Years	$649
Ten Years	$1,432

2

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategy

The Fund, under normal market circumstances, will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization. The Fund invests primarily in common stocks and exchange-traded funds (“ETFs”) but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), or mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

In managing the Fund, the Advanced Asset Management Advisors, Inc., the Fund’s investment adviser (the “Adviser”) employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Fund may also invest in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government securities at any time to maintain liquidity or pending selection of investments in accordance with its principal investment strategies and the Adviser’s investment process.

Principal Investment Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The Fund’s shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC. Among the principal risks of investing in the Fund, which may adversely affect the Fund’s performance and ability to meet its investment objective, are:

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods. A decline in value could result from, among other things, a negative development concerning the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

3

Value Stocks Risk. Value stocks involve the risk that they may never reach what the Fund’s portfolio management believes is their full market or intrinsic value and that their prices may go down. Additionally, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends than value stocks, and may be more adversely affected in a down market.

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investment may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American depositary receipts (ADRs). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and interest rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

4

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Market Disruption Risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Fund Performance Information

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

5

Annual Total Returns

The bar chart below provides an illustration of the Fund’s performance.

Annual Return for the Year Ended December 31

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.83% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -17.96% (quarter ended March 31, 2020). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2025 was 13.06%.

Average Annual Total Returns (For the periods ended December 31, 2024)

The table below shows returns on a before-tax and after-tax basis. After-tax returns will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-701-9502.

	1 Year	5 Year	Since Inception*
AAMA Equity Fund (before taxes)	16.39%	10.13%	10.57%
AAMA Equity Fund (after taxes on distributions)	14.06%	9.36%	9.99%
AAMA Equity Fund (after taxes on distributions and redemptions)	11.37%	7.98%	8.53%
S&P 500 Index** (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	14.49%
S&P 500 Equal Weight Index*** (reflects no deductions for fees, expenses or taxes)	13.01%	13.96%	11.01%

*	AAMA Equity Fund commenced operations on July 3, 2017.

**	The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

***	The S&P 500 Equal Weight Index includes the same companies as the S&P 500 Index, but each company is allocated the same weight in the index at each quarterly rebalance.

6

Investment Adviser

Advanced Asset Management Advisors, Inc. serves as investment adviser to the Fund.

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Robert D. Baker	President	Since June 2017
Philip A. Voelker	Chief Investment Officer	Since June 2017

Purchase and Sale of Fund Shares

Minimum Initial Investment. The minimum initial investment in the Fund is $10,000. There is no minimum additional investment amount required for the Fund. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

General Information. You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the AAMA Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-701-9502 for assistance.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains (regardless of whether you elect to receive or reinvest such distributions), except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. Certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources. These payments are sometimes referred to as “revenue sharing”. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective and Principal Investment Strategies

The Fund’s investment objective is to generate long term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed without the approval of the Fund’s shareholders.

The Fund has a policy to invest, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization (the “80% Policy”). The Fund’s 80% Policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

The Fund invests primarily in common stocks and ETFs but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed ADRs, REITs, and mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

The Fund may invest in other investment companies, including ETFs, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules, regulations, and exemptive orders thereunder. The Fund may also invest in foreign companies, including depositary receipts.

7

In managing the Fund, the Adviser employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

The Fund may also invest in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government securities at any time to maintain liquidity or pending selection of investments in accordance with its principal investment strategies and the Adviser’s investment process.

Temporary Defensive Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government repurchase agreements. As a result, the Fund may not achieve its investment objective when it takes temporary defensive positions.

Additional Information Regarding Investment Risks

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development concerning the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

Small-Cap and Mid-Cap Company Risk. Small and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small, and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange, and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans that have a floating interest rate.

Value Stocks Risk. Value stocks involve the risk that they may never reach what the Fund’s portfolio management believes is their full market or intrinsic value and that their prices may go down. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Growth Stocks Risk. Growth stocks, due to their relatively higher market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends than value stocks, and may be more adversely affected in a declining market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

8

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Foreign Investing Risk. Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investment may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security may not be as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and interest rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in REITs.

9

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an investor has a large position in the Fund, the Fund may experience relatively large redemptions if such investor reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Market Disruption Risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

10

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the Fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in the “Principal Investment Risks” section or in this “Additional Information Regarding Investment Risks” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Portfolio Holdings Disclosure

A description of the Fund’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Management of the Fund

Investment Adviser

Advanced Asset Management Advisors, Inc. (the “Adviser”) serves as the investment adviser to the Fund and has its principal place of business at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017. The Adviser is organized under the laws of the state of Delaware and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser has provided investment advisory services since 1999. As of September 30, 2025, the Adviser had nearly $883 million in assets under management and advisement. As Adviser to the Fund, subject to the Board of Trustees’ supervision, the Adviser reviews, supervises and administers the Fund’s investment program. The Adviser oversees compliance with the Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee of 1.00% which is calculated daily and paid monthly based on the average daily net assets of the Fund. For the fiscal year ended June 30, 2025, the annual advisory fees paid to the Adviser were 1.00%.

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Fund is contained in the Fund’s Form N-CSR for the period ended June 30, 2025 posted to the Fund’s website at www.aamafunds.com.

Portfolio Managers

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Robert Baker and Philip Voelker. Each portfolio manager plays an equal role with respect to the management of the Fund.

Robert D. Baker, President. Mr. Baker founded the Adviser in 1999 and since that time has overseen the management of the company and served on its investment committee. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University. With over 40 years in the industry, Mr. Baker has a wealth of experience in asset management.

11

Philip A. Voelker, Chief Investment Officer. Mr. Voelker joined the Adviser in 2001 and since that time has directed and managed the Adviser’s investment strategy and policy. With nearly 50 years of experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long- term steady returns to aggressive growth of investments. He is a cum laude graduate of The Ohio State University.

Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser” in the Statement of Additional Information).

Business Manager and Administrator

Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group)(“Foreside”), serves as business manager and administrator for the Asset Management Fund (the “Trust”) on behalf of the Fund, which is a series of the Trust. Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Distributor

Pursuant to a Distribution Agreement, Foreside Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside (dba ACA Group), as the principal underwriter of the Fund’s shares, may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

U.S. Bank National Association serves as the Trust’s custodian with respect to the Fund. Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator, and fund accountant.

Your Account

Pricing Your Shares

Your order to purchase or redeem shares is priced at the net asset value (“NAV”) next calculated after your order is received in proper form by the Fund or financial intermediary. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount. The NAV of the Fund may fluctuate every day.

A purchase, redemption or exchange request is considered to be “in proper form” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

●	The account number (if issued) and Fund name;

●	The amount of the transaction, in dollar amount or number of shares;

●	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

●	Required signature guarantees, if applicable; and

●	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 1-800-701-9502 (toll free) for more information about documentation that may be required of these entities.

12

Additionally, a purchase order initiating the opening of an account is not considered to be in “proper form” unless you have provided all information required under the “Customer Identification and Verification” section as described below.

Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV per share may fluctuate daily. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Valuing the Fund’s Assets

The value of the Fund’s investments is based on readily available market quotations. For securities without market quotations, including fixed income securities, the Adviser’s Valuation Committee has been designated to perform fair value determinations for the Fund’s investments pursuant to the Adviser’s valuation policies. The Valuation Committee determines the value of fixed income securities primarily based on the prices supplied by independent pricing services. If market quotations for a security are not available, market quotations or a price provided by a pricing service do not reflect fair value, or an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Valuation Committee will determine the security’s fair value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Valuation Committee of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. To the extent the assets of the Fund are invested in other registered investment companies, not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Investing in the Fund

Share Purchases

Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Fund by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Fund.

Shares are available for purchase every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Minimum Investment Required

The minimum initial investment in the Fund is $10,000. There is no minimum additional investment amount required for the Fund. The minimum initial investment requirement may be waived or reduced for any reason at the discretion of the Fund.

13

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Fund.

●	Mail the application and the check to the Transfer Agent at one of the following address:

Via Regular Mail:	Via Overnight Mail:
AAMA Equity Fund	AAMA Equity Fund
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-701-9502 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Transfer Agent receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, its authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

14

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Be sure to note your account number on the memo line of your check. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the funds and charged a $25 fee to defray bank charges.

●	By wire to the account of the Fund described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-800-701-9502 before wiring funds.

●	Through your brokerage firm or other financial institution.

Automatic Investment Plan

Investors may purchase shares of the Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Fund’s transfer agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its transfer agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Fund reserves the right to suspend or discontinue the AIP at any time.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing);

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more of less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

15

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages and has established policies and procedures designed to detect and deter, frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts that meet thresholds set by the Fund based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short- term market moves up or down (“market timing”); (ii) the Fund, the Adviser and/or the Distributor reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, the Adviser and the Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

Redeeming Shares

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on any day the NYSE is open for business. Redemption requests must be received in proper form and can be made by telephone or in writing. The Fund typically expects to satisfy redemption requests by using available cash or selling portfolio assets if available cash is not sufficient to meet redemption requests. The Fund may use either cash, portfolio sales or, subject to the limits described below, redemption in kind to satisfy redemption requests under normal or stressed market conditions. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. This fee is subject to change. Your bank may also impose a fee for the incoming wire.

By Mail. You may redeem shares by mailing a written request to the AAMA Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Medallion Signature Guarantee Requirements. To protect shareholders and the Fund against potential fraud, a signature guarantee, specifically a Medallion Signature Guarantee ("MSG"), may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its transfer agent may require a Medallion Signature Guarantee in the following situations:

• The redemption amount exceeds $100,000;

• The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

• The redemption proceeds are made payable to someone other than the registered account owner;

• The proceeds are directed to a financial institution account not held in the shareholder’s name;

• The account registration or ownership is being changed;

• Redemption instructions are submitted by mail with alternate delivery instructions or special processing;

• Any other situation where the Fund or its transfer agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STAMP, SEMP, or MSP). These typically include commercial banks, savings associations, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s transfer agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Funds’ Transfer Agent reserves the right to reject any signature guarantee.

16

By Telephone. The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account. If you own an IRA, you will be asked whether or not the Fund should withhold federal income tax.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent at 1-800-701-9502. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. You may redeem shares up to $100,000.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume. The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s), the address, or bank account information was changed within the previous 30 days. Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates the NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund typically expects that it will take one to three days following the receipt of your redemption request in proper form to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven (7) days. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Systematic Withdrawal Plan (“SWP”)

Shareholders may elect to participate in a Systematic Withdrawal Plan (“SWP”) to have a specified amount withdrawn from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder. To establish an SWP, please complete the appropriate form or contact the Transfer Agent.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” Pursuant to an election made by the Trust pursuant to rule 18f-1 under the 1940 Act, it is the policy of the Fund to effect redemption requests in an amount up to $250,000 or 1% of the Fund’s net assets over a ninety- day period in cash. Redemptions in excess of this amount may be effected in-kind. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. Such securities distributed in lieu of cash will be subject to market fluctuation until sold and any illiquid securities may be difficult to convert to cash. Fund shareholders who receive a redemption in kind may also incur transaction costs when they sell the securities received. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the potential negative effect of large redemptions on the Fund and its remaining shareholders. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

17

Other Redemption Information

The Fund encourages, to the extent possible, advance notification of large redemptions. The Fund typically expects to hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in kind as described under “Redemptions in Kind” above. Redemptions in kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in kind may be used regularly in circumstances as described above and may also be used in stressed market conditions.

Exchanges

Shareholders may exchange shares of the Fund for shares of the AAMA Income Fund on any business day by contacting the Transfer Agent directly by mail or telephone by calling 1-800-701-9502. The minimum amount for an exchange is the minimum initial investment of the AAMA Income Fund, provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next business day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Fund’s policy on excessive trading, see “Frequent Purchases and Redemptions of Fund Share” above.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each Fund. For example, a shareholder may not exchange into a Fund that is closed to purchases and a shareholder may not exchange out of a Fund that is currently satisfying redemptions under the redemption in kind provisions.

The Trust reserves the right to amend or terminate this privilege upon 60 days’ notice to shareholders.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

18

Shareholder Information

Voting Rights

The Trust currently has three separate funds, including the Fund. The shares of the other funds are described in separate prospectuses. Shares of the Fund represent interests only in the Fund and have equal voting rights within the Fund and the Trust. The Trust’s Second Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the 1940 Act, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

Shareholder Reports and Other Information

The Fund will send one copy of the prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at 1-800-701-9502 (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Dividends and Distributions

The Fund typically declares and pays income dividends annually. Net capital gains, if any, of the Fund are generally declared and paid once each year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within seven business days after the payable date.

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment. Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1. Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2. Dividends and capital gain distributions checks are not cashed within 180 days; or

3. Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of "covered shares," which are generally shares acquired on or after January 1, 2012.

The Fund's default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting Shareholder Services at 1-800-701-9502, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

Federal Income Tax Information

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. Distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short- term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is taxable to non- corporate shareholders at a maximum federal income tax rate of 20%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the “dividends received deduction” available to corporate shareholders, provided certain holding period and other requirements are satisfied.

19

Dividends declared in October, November, or December to shareholders of record as of a date in one of those months and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

If a shareholder purchases shares of the Fund shortly before a dividend or distribution, the shareholder will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

Lost Shareholders, Inactive Accounts and Unclaimed Property

Unclaimed property laws may require the Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its transfer agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

20

AAMA Equity Fund
Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information in the tables below reflects financial results for a single share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by Cohen & Company, Ltd., an Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021
Net asset value at beginning of year	$18.51	$16.05	$14.83	$16.26		$12.22

Income (loss) from investment operations:
Net investment income (a)	0.16	0.17	0.14	0.06		0.05
Net realized and unrealized gains (losses) on investments	2.08	2.44	1.77	(1.45)		4.05
Total from investment operations	2.24	2.61	1.91	(1.39)		4.10

Less distributions from:
Net investment income	(0.17)	(0.15)	(0.10)	(0.04)		(0.06)
Net realized gains	(1.48)	—	(0.59)	—		—
Total distributions	(1.65)	(0.15)	(0.69)	(0.04)		(0.06)

Net asset value at end of year	$19.10	$18.51	$16.05	$14.83		$16.26

Total return (b)	12.66%	16.39%	13.43%	(8.59%)		33.64%

Net assets at end of year (000’s)	$387,961	$389,228	$412,845	$384,435		$433,437

Ratio of total expenses to average net assets (c)	1.15%	1.15%	1.14%	1.15%		1.16%
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.14%	1.15	%(d)(e)	1.16%
Ratio of net investment income to average net assets (a)(c)	0.81%	0.90%	0.90%	0.34	%(d)(e)	0.33%
Portfolio turnover rate	1%	3%	0%	5%		0	%(f)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the year ended June 30, 2022.

(c)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after fee reductions.
(e)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.
(f)	Percentage rounds to less than 1%.

21

Shareholder Reference Information

Adviser

Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Financial Administrator and Transfer and Dividend Agent

Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Business Manager and Administrator

Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Distributor

Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel

Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian

U.S. Bank National Association
1555 N. Rivercenter Dr., MK-WI-S302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. These documents may be obtained without charge from the following sources:

By Phone:	By Internet:
1-800-701-9502	http://www.aamafunds.com
By Mail:	http://www.sec.gov (EDGAR Database)
AAMA Equity Fund	By E-mail:
c/o Ultimus Fund Solutions, LLC	publicinfo@sec.gov
P.O. Box 46707	(a duplication fee is charged)
Cincinnati, OH 45246

To request other information about the Fund or to make shareholder inquiries, call 1-800-701-9502.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number: 811-03541

22

AAMA Funds (the “Funds”)
Notice of Privacy Policy & Practices

SAFEGUARDING PRIVACY

The Funds recognize and respect the privacy expectations of each of our customers. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties. The practices described in this policy are applicable to all customers, including prospective, current and former customers.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

●	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

●	Information about your transactions and experiences with us (e.g. your account balance, transaction history and investment selections); and

●	Information you supply in written, telephonic or electronic communications with the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information. We also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information. We require service providers to the Funds to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers and to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal customer information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

23

AAMA Income Fund
Ticker: AMFIX

Prospectus

October 28, 2025

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AAMA Income Fund

Fund Summary

Investment Objectives

The Fund seeks current income with a secondary objective of preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fee	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses (AFFE)[1]	0.03%
Total Annual Fund Operating Expenses[2]	0.99%

[1]	Includes indirect expenses of securities of other mutual funds or exchange-traded funds held by the Fund.
[2]	The Total Annual Fund Operating Expenses differ from the Ratio of total expenses to average net assets found within the “Financial Highlights” section of the prospectus because the Total Annual Fund Operating Expenses include AFFE.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$101
Three Years	$315
Five Years	$547
Ten Years	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund will principally invest in income-producing securities which include U.S. Treasury obligations and other U.S. government and agency securities including mortgage- backed securities, corporate bonds, high yield bonds (“junk bonds”), municipal bonds, preferred stocks, inflation indexed bonds, money market instruments including commercial paper, bankers acceptances and marketable CDs, floating and variable rate securities, zero coupon bonds, and exchange-traded funds (“ETFs”) or mutual funds that invest in the types of securities in which the Fund would normally invest.

Advanced Asset Management Advisors, Inc., the Fund’s investment adviser (the “Adviser”) allocates the Fund’s assets among sectors based on credit spreads and market volatility. In buying and selling investments for the Fund, the Adviser looks for market sectors and individual securities that it believes will perform well over time. The Adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and credit risk.

Although the Fund can invest in income-producing securities of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Adviser may invest across the credit spectrum to provide the Fund with exposure to various credit rating categories. Under normal circumstances, at least 60% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating, although the Fund will not, under normal circumstances, invest more than 40% of its total assets in below investment grade securities or junk bonds (or the unrated equivalent). The Fund’s average weighted maturity will ordinarily range between one and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund will shorten or lengthen its average weighted maturity as deemed appropriate.

The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities through investment in U.S. exchange listed securities. Foreign securities may include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers located in emerging markets whose economies are less developed.

The Fund may also invest up to 20% of its assets in equity securities that include common stocks, convertible securities, and Real Estate Investment Trusts (REITs).

Principal Investment Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The Fund’s shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC. Among the principal risks of investing in the Fund, which may adversely affect the Fund’s performance and ability to meet its investment objective, are:

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

Fixed Income Risk. When the Fund invests in fixed income securities, including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will negatively affect performance.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by NRSROs. A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline.

In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

Zero Coupon Bonds Risk. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic, or business developments affecting one obligation could affect other municipal securities held by the Fund.

Inflation-Linked Securities Risk. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies, and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”) as well as securities issued by other entities such as corporations and municipalities. Such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-linked securities is expected to change in response to changes in real interest rates. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and interest rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions, and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Market Disruption Risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises, natural disasters and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Market disruptions may magnify the impact of each of the other risks of the Fund and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Fund Performance Information

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

Annual Total Returns

The bar chart below provides an illustration of the Fund’s performance.

Annual Return for the Year Ended December 31

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.57% (quarter ended December 31, 2023) and the lowest return for a calendar quarter was -3.36% (quarter ended March 31, 2022). The Fund’s fiscal year end is June 30. The Fund’s year-to-date return through September 30, 2025 was 3.07%.

Average Annual Total Returns (For the periods ended December 31, 2024)

The table below shows returns on a before-tax and after-tax basis. After-tax returns will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-701-9502.

	1 Year	5 Year	Since Inception*
AAMA Income Fund (before taxes)	3.48%	0.31%	0.64%
AAMA Income Fund (after taxes on distributions)	2.45%	-0.21%	0.13%
AAMA Income Fund (after taxes on distributions and redemptions)	2.05%	0.02%	0.27%
Bloomberg Aggregate Bond Index** (reflects no deductions for fees, expenses or taxes)	5.53%	1.10%	1.04%
Bloomberg 1-5 Year U.S. Government/Credit Index*** (reflects no deductions for fees, expenses or taxes)	3.76%	1.29%	1.72%

*	AAMA Income Fund commenced operations on July 3, 2017.
**	The Bloomberg U.S. Aggregate Bond Index is the Fund’s broad-based securities market index. The Bloomberg U.S. Aggregate Bond Index represents the overall U.S. dollar denominated investment grade bond market, which includes government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities.
***	The Bloomberg 1-5 Year U.S. Government/Credit Index measures the non-securitized component of the Bloomberg U.S. Aggregate Bond Index. It includes investment grade, U.S. dollar-denominated government bonds and corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

Investment Adviser

Advanced Asset Management Advisors, Inc. serves as investment adviser to the Fund.

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Robert D. Baker	President	Since June 2017
Philip A. Voelker	Chief Investment Officer	Since June 2017

Purchase and Sale of Fund Shares

Minimum Initial Investment. The minimum initial investment in the Fund is $10,000. There is no minimum additional investment amount required for the Fund. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

General Information. You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the AAMA Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-701-9502 for assistance.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains (regardless of whether you elect to receive or reinvest such distributions), except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. Certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources. These payments are sometimes referred to as “revenue sharing”. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective and Principal Investment Strategies

Principal Investment Strategy

The Fund’s investment objective is to seek current income with a secondary objective of preservation of capital. The Fund’s investment objectives are non-fundamental and may be changed without the approval of the Fund’s shareholders.

The Fund will principally invest in income-producing securities which include U.S. Treasury obligations and other U.S. government and agency securities, including mortgage- backed securities, corporate bonds, high yield bonds (“junk bonds”), municipal bonds, preferred stocks, inflation indexed bonds, money market instruments, including commercial paper, bankers acceptances and marketable CDs, floating and variable rate securities, zero coupon bonds, and ETFs that invest in the types of securities in which the Fund would normally invest.

The Adviser allocates the Fund’s assets among sectors based on credit spreads and market volatility. In buying and selling investments for the Fund, the Adviser looks for market sectors and individual securities that it believes will perform well over time. The Adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and credit risk.

The Adviser may invest across the credit spectrum to provide the Fund with exposure to various credit rating categories. Under normal circumstances, at least 60% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating, although the Fund will not, under normal circumstances, invest more than 40% of its total assets in below investment grade securities or junk bonds (or the unrated equivalent). The Fund’s average weighted maturity will ordinarily range between one and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund will shorten or lengthen its average weighted maturity as deemed appropriate.

The Fund may invest in other investment companies, including exchange-traded funds (ETFs), to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules, regulations, and exemptive orders thereunder.

The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities through investment in U.S. exchange listed securities. Foreign securities may include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers located in emerging markets whose economies are less developed.

The Fund may also invest up to 20% of its assets in equity securities that include common stocks, convertible securities, and REITs.

Temporary Defensive Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objectives when it takes temporary defensive positions.

Additional Information Regarding Investment Risks

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development concerning the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Fixed Income Risk. When the Fund invests in fixed income securities including corporate bonds, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will negatively affect performance.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, if interest rates fall, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund.

Numerous factors can cause interest rates to rise or fall, including, but not limited to central bank monetary policies and general economic conditions. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. Further, recent and potential future changes in government policy may affect interest rates. Changes to monetary policy by the Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact the Fund’s operations and return potential.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by NRSROs. A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Management Risk. The Fund is subject to management risk due to the active nature of its management. Portfolio management will apply investment techniques, experience, and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by portfolio management will achieve the investment objectives.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from its variable rate securities. Limits on the aggregate amount by which a variable rate security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates.

In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to control and track the performance of the borrower and declare a default if certain criteria are breached.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.

Zero Coupon Bonds Risk. As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds. Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall. In addition, while zero coupon bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to the Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic, or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Inflation-Linked Securities Risk. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”) as well as securities issued by other entities such as corporations and municipalities. Such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation related bonds exist which may or may not provide a similar guarantee.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

Money Market Fund Risk. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. In general, investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security may not be as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and interest rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in REITs.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive, or deliver these securities.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an investor has a large position in the Fund, the Fund may experience relatively large redemptions if such investor reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Cybersecurity Risk. The Fund, its service providers, issuers of securities held by the Fund, or other market participants (such as counterparties to certain Fund transactions) may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Fund. The Fund may also incur additional costs for cyber security risk management purposes. Cyber-attacks affecting issuers of securities held by the Fund or other market participants may cause losses for the Fund.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Market Disruption Risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, tariffs, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, debt levels and credit ratings, and trade policies, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, tariffs and trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.

Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the Fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.

In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets.

Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in the “Principal Investment Risks” section or in this “Additional Information Regarding Investment Risks” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Portfolio Holdings Disclosure

A description of the Fund’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Management of the Fund

Investment Adviser

Advanced Asset Management Advisors, Inc. (the “Adviser”) serves as the investment adviser to the Fund and has its principal place of business at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017. The Adviser is organized under the laws of the state of Delaware and is registered as an investment adviser with the SEC under the Investment Advisors Act of 1940, as amended. The Adviser has provided investment advisory services since 1999. As of September 30, 2025, the Adviser had nearly $883 million in assets under management and advisement. As Adviser to the Fund, subject to the Board of Trustees’ supervision, the Adviser reviews, supervises and administers the Fund’s investment program. The Adviser oversees compliance with the Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee of 0.75% which is calculated daily and paid monthly based on the average daily net assets of the Fund. For the fiscal year ended June 30, 2025, the annual advisory fees paid to the Adviser were 0.62%, which reflects the impact of voluntary fee waiver of 0.13% by the Adviser.

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Fund is contained in the Fund’s Form N-CSR for the period ended June 30, 2025 posted on the Fund’s website at www.aamafunds.com.

Portfolio Managers

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Robert Baker and Philip Voelker. Each portfolio manager plays an equal role with respect to the management of the Fund.

Robert D. Baker, President. Mr. Baker founded the Adviser in 1999 and since that time has overseen the management of the company and served on its investment committee. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University. With over 40 years in the industry, Mr. Baker has a wealth of experience in asset management.

Philip A. Voelker, Chief Investment Officer. Mr. Voelker joined the Adviser in 2001 and since that time has directed and managed the Adviser’s investment strategy and policy. With nearly 50 years of experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long- term steady returns to aggressive growth of investments. He is a cum laude graduate of The Ohio State University.

Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser” in the Statement of Additional Information).

Business Manager and Administrator

Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group)(“Foreside”), serves as business manager and administrator for the Asset Management Fund (the “Trust”) on behalf of the Fund, which is a series of the Trust. Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Distributor

Pursuant to a Distribution Agreement, Foreside Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), as the principal underwriter of the Fund’s shares, may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares.

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

U.S. Bank National Association serves as the Trust’s custodian with respect to the Fund. Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator, and fund accountant.

Your Account

Pricing Your Shares

Your order to purchase or redeem shares is priced at the net asset value (“NAV”) next calculated after your order is received in proper form by the Fund or financial intermediary. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount. The NAV of the Fund may fluctuate every day.

A purchase, redemption or exchange request is considered to be “in proper form” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

●	The account number (if issued) and Fund name;

●	The amount of the transaction, in dollar amount or number of shares;

●	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

●	Required signature guarantees, if applicable; and

●	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 1-800-701-9502 (toll free) for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “proper form” unless you have provided all information required under the “Customer Identification and Verification” section as described below.

Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV per share may fluctuate daily. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Valuing the Fund’s Assets

The value of the Fund’s investments is based on readily available market quotations. For a securities without market quotations, including fixed income securities, the Adviser’s Valuation Committee has been designated to perform fair value determinations for the Fund’s investments pursuant to the Adviser’s valuation policies. The Valuation Committee determines the value of fixed income securities primarily on prices supplied by independent pricing services. If market quotations for a security are not available, market quotations or a price provided by a pricing service do not reflect fair value, or an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Valuation Committee will determine the security’s fair value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Valuation Committee of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. To the extent the assets of the Fund are invested in other registered investment companies, not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Investing in the Fund

Share Purchases

Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Fund by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Fund.

Shares are available for purchase every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Minimum Investment Required

The minimum initial investment in the Fund is $10,000. There is no minimum additional investment amount required for the Fund. The minimum initial investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

●	Complete and sign the account application.

●	Enclose a check payable to the Fund.

●	Mail the application and the check to the Transfer Agent at one of the following address:

Via Regular Mail:	Via Overnight Mail:
AAMA Income Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	AAMA Income Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. Cash equivalents, for example, cash, cashier’s checks, bank official checks, certified checks, bank money orders, third party checks (except for properly endorsed IRA transfer and rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will generally not be accepted. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-701-9502 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Transfer Agent receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, its authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

●	By sending a check, made payable to the Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Be sure to note your account number on the memo line of your check. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the funds and charged a $25 fee to defray bank charges.

●	By wire to the account of the Fund described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-800-701-9502 before wiring funds.

●	Through your brokerage firm or other financial institution.

Automatic Investment Plan

Investors may purchase shares of the Fund through an Automatic Investment Plan (AIP), which allows for regular, periodic investments from a designated bank account. With the investor’s authorization and bank approval, the Fund’s transfer agent will automatically withdraw the amount specified by the investor and invest it in Fund shares on a periodic basis.

There is no minimum investment required to participate in the AIP. Investors may modify or terminate their participation in the AIP at any time by notifying the Fund or its transfer agent. Only bank accounts maintained at U.S. financial institutions that are ACH members may be used. The Fund reserves the right to suspend or discontinue the AIP at any time.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing);

●	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more of less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages and has established policies and procedures designed to detect and deter, frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts that meet thresholds set by the Fund based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short- term market moves up or down (“market timing”); (ii) the Fund, the Adviser and/or the Distributor reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, the Adviser and the Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

Redeeming Shares

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on any day the NYSE is open for business. Redemption requests must be received in proper form and can be made by telephone or in writing. The Fund typically expects to satisfy redemption requests by using available cash or selling portfolio assets if available cash is not sufficient to meet redemption requests. The Fund may use either cash, portfolio sales or, subject to the limits described below, redemption in kind to satisfy redemption requests under normal or stressed market conditions. If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. This fee is subject to change. Your bank may also impose a fee for the incoming wire.

By Mail. You may redeem shares by mailing a written request to the AAMA Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Medallion Signature Guarantee Requirements. To protect shareholders and the Fund against potential fraud, a signature guarantee, specifically a Medallion Signature Guarantee ("MSG"), may be required in certain circumstances. A Medallion Signature Guarantee is a stamped certification provided by an eligible guarantor institution to verify the authenticity of a signature and the authority of the individual signing on behalf of the account owner.

The Fund or its transfer agent may require a Medallion Signature Guarantee in the following situations:

• The redemption amount exceeds $100,000;

• The proceeds are being mailed to an address or transferred to a bank account that was changed or added within the past 30 calendar days;

• The redemption proceeds are made payable to someone other than the registered account owner;

• The proceeds are directed to a financial institution account not held in the shareholder’s name;

• The account registration or ownership is being changed;

• Redemption instructions are submitted by mail with alternate delivery instructions or special processing;

• Any other situation where the Fund or its transfer agent reasonably determines that additional documentation or verification is warranted.

Medallion Signature Guarantees must be obtained from eligible guarantor institutions that are members of a Medallion Signature Guarantee program recognized by the Securities Transfer Association (e.g., STAMP, SEMP, or MSP). These typically include commercial banks, savings associations, credit unions, and broker-dealers. Notarization is not an acceptable substitute for a Medallion Signature Guarantee.

Shareholders should contact the Fund’s transfer agent in advance of submitting any transaction requests if they are uncertain whether a Medallion Signature Guarantee is required. The Funds’ Transfer Agent reserves the right to reject any signature guarantee.

By Telephone. The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account. If you own an IRA, you will be asked whether or not the Fund should withhold federal income tax.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent at 1-800-701-9502. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. You may redeem shares up to $100,000.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s), the address, or bank account information was changed within the previous 30 days. Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates the NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund typically expects that it will take one to three days following the receipt of your redemption request in proper form to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven (7) days. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Systematic Withdrawal Plan (“SWP”)

Shareholders may elect to participate in a Systematic Withdrawal Plan (“SWP”) to have a specified amount withdrawn from their account on a periodic basis. Withdrawals may be made in any amount and at any frequency selected by the shareholder. To establish an SWP, please complete the appropriate form or contact the Transfer Agent.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” Pursuant to an election made by the Trust pursuant to rule 18f-1 under the 1940 Act, it is the policy of the Fund to effect redemption requests in an amount up to $250,000 or 1% of the Fund’s net assets over a ninety- day period in cash. Redemptions in excess of this amount may be effected in-kind. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. Such securities distributed in lieu of cash will be subject to market fluctuation until sold and any illiquid securities may be difficult to convert to cash. Fund shareholders who receive a redemption in kind may also incur transaction costs when they sell the securities received. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the potential negative effect of large redemptions on the Fund and its remaining shareholders. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Other Redemption Information

The Fund encourages, to the extent possible, advance notification of large redemptions. The Fund typically expects to hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in kind as described under “Redemptions in Kind” above. Redemptions in kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in kind may be used regularly in circumstances as described above and may also be used in stressed market conditions.

Exchanges

Shareholders may exchange shares of the Fund for shares of the AAMA Equity Fund on any business day by contacting the Transfer Agent directly by mail or telephone by calling 1-800-701-9502. The minimum amount for an exchange is the minimum initial investment of the AAMA Equity Fund, provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next business day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Fund’s policy on excessive trading, see “Frequent Purchases and Redemptions of Fund Share” above.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each Fund. For example, a shareholder may not exchange into a Fund that is closed to purchases and a shareholder may not exchange out of a Fund that is currently satisfying redemptions under the redemption in kind provisions.

The Trust reserves the right to amend or terminate this privilege upon 60 days’ notice to shareholders.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Shareholder Information

Voting Rights

The Trust currently has three separate funds, including the Fund. The shares of the other funds are described in separate prospectuses. Shares of the Fund represent interests only in the Fund and have equal voting rights within the Fund and the Trust. The Trust’s Second Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the 1940 Act, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

Shareholder Reports and Other Information

The Fund will send one copy of the prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at 1-800-701-9502 (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Dividends and Distributions

The Fund typically declares and pays income dividends monthly. Net capital gains, if any, of the Fund are generally declared and paid once each year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within seven business days after the payable date.

If you elect to receive your dividend and capital gain distributions via check, ACH or wire, and the distribution amount is $50 or less, then the amount will be automatically reinvested as additional shares into your account.

For non-retirement and non-educational accounts, any dividend and capital gain distributions sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment. Your distribution option will automatically be converted to having all dividends and capital gain distributions reinvested into your account as additional shares if any of the following occur:

1. Postal or other delivery service is unable to deliver mail or checks to the address of record thereby designating your account as “lost”;

2. Dividends and capital gain distributions checks are not cashed within 180 days; or

3. Bank account of record is no longer valid.

For non-retirement and non-educational accounts, redemption proceeds sent by check which are not cashed within 180 days will be reinvested into your account at the current day’s NAV. When reinvested, redemption proceeds are subject to market risk like any other investment.

The Fund is required to report cost basis information to the IRS and to shareholders on Form 1099-B for redemptions of "covered shares," which are generally shares acquired on or after January 1, 2012.

The Fund's default cost basis calculation method is Average Cost. This method will be applied to your account unless you affirmatively elect a different IRS-accepted method, such as First-In, First-Out (FIFO) or Specific Share Identification. You may make this election for future transactions by providing written instructions, contacting Shareholder Services at 1-800-701-9502, or through your online account portal, where available.

Please note that, in accordance with IRS regulations, the cost basis method elected for the first redemption of covered shares cannot be changed after the settlement of the redemption. The cost basis method you select may have significant tax implications. The Fund is not authorized to provide tax advice. We strongly recommend you consult your tax advisor to determine which method is most suitable for your individual circumstances.

Federal Income Tax Information

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. Distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short- term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is taxable to non- corporate shareholders at a maximum federal income tax rate of 20%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the “dividends received deduction” available to corporate shareholders, provided certain holding period and other requirements are satisfied. It is not anticipated that a significant portion of the Fund’s distributions will be eligible for qualified dividend income treatment, or the dividend received deduction.

Dividends declared in October, November, or December to shareholders of record as of a date in one of those months and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

If a shareholder purchases shares of the Fund shortly before a dividend or distribution, the shareholder will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

Lost Shareholders, Inactive Accounts and Unclaimed Property

Unclaimed property laws may require the Fund or its transfer agent to transfer the assets of accounts that are considered abandoned, inactive, or lost (due to returned mail) to the appropriate state authority. An account may be deemed unclaimed if the shareholder has not initiated any contact or transaction within a time period specified by applicable state law.

Before any transfer to the state is made, the Fund or its transfer agent will send a due diligence notice to the shareholder, if legislatively required.

In some cases, this process is referred to as escheatment, and shareholders may be required to reclaim the assets from the applicable state’s unclaimed property office. Some states may also require the liquidation of shares prior to escheatment, and shareholders may only be entitled to receive the cash value at the time of sale.

For retirement accounts, such escheatment may be treated as a taxable distribution, and federal and/or state income tax withholding may apply.

To help avoid escheatment, shareholders should maintain current contact information and periodically initiate contact with the Fund or its transfer agent. Examples of shareholder-initiated contact include written correspondence, telephone inquiries, or initiating a transaction in the account.

In accordance with Texas law, residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election.

Account Statements and Transaction Confirmations

You will receive periodic account statements summarizing all account activity, including purchases, redemptions, exchanges, and any reinvested dividends or capital gains. Additionally, a transaction confirmation will be sent for each financial transaction that occurs in your account, except for those taking place on a recurring basis, such as through an automatic investment plan or for dividend and capital gain distributions. For recurring transactions, the details will appear on your periodic account statement, serving as confirmation for such activity.

It is your responsibility to carefully review all transaction confirmations and account statements for accuracy immediately upon receipt. You must contact the Fund or its Transfer Agent in writing or by telephone promptly within 60 days of the date of the statement or confirmation that first reflects the disputed item. If you fail to provide timely notification within this 60-day period, you will be deemed to have ratified all account activity set forth therein, and the Fund and its agents will not be liable for any losses that may result from your failure to report the issue.

AAMA Income Fund
Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. Certain information in the tables below reflects financial results for a single share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by Cohen & Company, Ltd., an Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of year	$23.67	$23.32	$23.67	$25.22	$25.58

Income (loss) from investment operations:
Net investment income (a)	0.58	0.51	0.28	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.45	0.35	(0.35)	(1.54)	(0.37)
Total from investment operations	1.03	0.86	(0.07)	(1.40)	(0.20)

Less distributions from:
Net investment income	(0.59)	(0.51)	(0.28)	(0.15)	(0.16)

Net asset value at end of year	$24.11	$23.67	$23.32	$23.67	$25.22

Total return (b)	4.39%	3.75%	(0.30%)	(5.57%)	(0.80%)

Net assets at end of year (000’s)	$128,710	$145,646	$142,595	$149,466	$148,120

Ratio of total expenses to average net assets (c)	0.96%	0.95%	0.93%	0.90%	0.91%
Ratio of net expenses to average net assets (c)(d)(e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (a)(c)(d)(e)	2.43%	2.18%	1.19%	0.55%	0.67%
Portfolio turnover rate	31%	0%	0%	39%	37%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.

(c)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after fee reductions.
(e)	The impact of the voluntary fee waiver by the Adviser and/or administrator for the years ended June 30, 2025, 2024, 2023, 2022, and 2021, was 0.13%, 0.12%, 0.10%, 0.07%, and 0.08%, respectively.

Shareholder Reference Information

Adviser

Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Financial Administrator and Transfer and Dividend Agent

Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Business Manager and Administrator

Foreside Management Services, LLC

190 Middle Street, Suite 301

Portland, Maine 04101

Distributor

Foreside Financial Services, LLC

190 Middle Street, Suite 301

Portland, Maine 04101

Legal Counsel

Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian

U.S. Bank National Association
1555 N. Rivercenter Dr., MK-WI-S302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. These documents may be obtained without charge from the following sources:

By Phone:	By Internet:
1-800-701-9502	http://www.aamafunds.com
By Mail:	http://www.sec.gov (EDGAR Database)
AAMA Income Fund	By E-mail:
c/o Ultimus Fund Solutions, LLC	publicinfo@sec.gov
P.O. Box 46707	(a duplication fee is charged)
Cincinnati, OH 45246

To request other information about the Fund or to make shareholder inquiries, call 1-800-701-9502.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number: 811-03541

AAMA Funds (the “Funds”)
Notice of Privacy Policy & Practices

SAFEGUARDING PRIVACY

The Funds recognize and respect the privacy expectations of each of our customers. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties. The practices described in this policy are applicable to all customers, including prospective, current and former customers.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

●	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

●	Information about your transactions and experiences with us (e.g. your account balance, transaction history and investment selections); and

●	Information you supply in written, telephonic, or electronic communications with the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information. We also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information. We require service providers to the Funds to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers and to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard non-public personal customer information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

ASSET MANAGEMENT FUND
STATEMENT OF ADDITIONAL INFORMATION

October 28, 2025

AAMA Equity Fund – AMFEX
AAMA Income Fund – AMFIX

190 Middle Street, Suite 301, Portland, ME 04101

The AAMA Equity Fund and the AAMA Income Fund (each, a “Fund” and collectively, the “Funds”) are each a portfolio of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company. Each Fund is represented by a series of shares separate from those of the Trust’s other series.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses for the Funds, dated October 28, 2025 (the “Prospectuses”), copies of which may be obtained from the Trust at AAMA Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.

The financial statements, notes and report of the independent registered public accounting firm pertaining to each Fund, which appear in the Funds’ Form N-CSR for the fiscal year ended June 30, 2025, are incorporated herein by reference. The Funds’ Form N-CSR for the fiscal year ended June 30, 2025 is available, without charge, on the Funds’ website at www.aamafunds.com or by calling 1-800-701-9502.

Table of Contents

Trust History	3
Organization and Description of Shares	3
Additional Information About the Funds’ Investments	3
Investment Restrictions	15
Purchase and Redemption of Shares	16
Management of the Trust	16
Control Persons and Principal Holders of Securities	21
Investment Adviser	22
Distributor	24
Code of Ethics	24
Proxy Voting Policies and Procedures	24
Fund Services	24
Counsel and Independent Registered Public Accounting Firm	26
Determination of Net Asset Value	26
Federal Income Tax Matters	27
Brokerage Allocation and Other Practices	30
Disclosure of Information Regarding Portfolio Holdings	31
General Information	32
Financial Statements	33
Appendix A	34

Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectuses shall have the meanings defined in the Prospectuses.

TRUST HISTORY

The Trust is a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018.

The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund. The Trust is an open-end, management investment company and each of the Funds is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund commenced operations on July 3, 2017.

ORGANIZATION AND DESCRIPTION OF SHARES

The Trust currently offers an unlimited number of shares of beneficial interest divided into three (3) funds, including the Funds. The other fund is described in a separate prospectus and statement of additional information. The shares of each fund represent interests only in the corresponding fund. For each fund, when issued and paid for in accordance with the terms of offering, each share is validly issued, fully paid and non-assessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under “General Information” below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.

The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to Advanced Asset Management Advisors, Inc., each Fund’s investment adviser (the “Adviser”), Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), the principal underwriter of each Fund’s shares (the “Distributor”), and Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), the administrator for each Fund and the Trust’s business manager (“Foreside” or the “Administrator”), and other service providers with respect to each Fund, any brokerage fees and commissions of each Fund, any portfolio losses of each Fund, each Fund’s pro rata share of taxes, interest or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to each Fund for violation of any law, and extraordinary expenses incurred by the Trust with respect to each Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of the Funds are discussed in the Prospectuses. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

As noted in the Prospectuses, in addition to the main investment strategies and the main investment risks described in each Prospectus, the Funds may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, the Funds are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Funds.

3

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, warrants and other rights to acquire such instruments. Holders of equity securities are not creditors of the issuer and, in the event the issuer is liquidated, would be entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and may earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the holder’s option during a specified time period (such as convertible preferred stocks, convertible debentures, and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure but is usually subordinated to similar non- convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

4

Risks of Investing in Equity Securities. While investing in stocks allows investors to participate in the benefits of owning a company, investors must accept the risks of ownership. Unlike bondholders, who have preferential rights to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money. Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

●	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

●	Factors affecting an entire industry, such as increases in production costs; and

●	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because common and preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of common and preferred stock than in a more senior debt security with similar stated yield characteristics.

Debt Securities. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by Standard & Poors Rating Services (“S&P”) and Ba1 or lower by Moody’s Investor Service (“Moody’s”)) or unrated but determined by the Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes, or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, if a Fund invests in lower rated securities, it may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

5

U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of high credit quality because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

When-Issued, Delayed-Delivery and To Be Announced Securities. A Fund may purchase when-issued, delayed-delivery and to- be-announced (“TBA”) securities. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. A Fund will generally purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities within 35 days. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the basic terms for investors, but has not yet specified the mortgage pools that will serve as collateral and will be delivered to a Fund.

Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to a Fund until delivery and payment take place. By the time of delivery, such securities may be valued at less than the purchase price. At the time a Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. On delivery dates for such transactions, a Fund will meet its obligations from maturities or sales of securities and/or from available cash. FINRA has developed, and the SEC has approved, requirements for the posting of initial and variation margin on all forward settling trades. For transactions above a certain threshold, a Fund will be required to post cash margin to the broker/dealer counterparty.

6

Adjustable Rate Securities. A Fund may purchase debt securities that have variable or floating rates of interest (“Variable Rate Securities”). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid- year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation- indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will generate taxable ordinary income prior to the payment of such amount. Thus, a Fund may be required to dispose of portfolio securities when it might not otherwise do so in order to satisfy the distribution requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid federal income and excise taxes.

7

Time Deposits. Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptance. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods).

Commercial Paper. Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody’s or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody’s or by S&P.

Yankee Bonds. Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See “Foreign Securities” in this SAI.

Zero Coupon Bonds. These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity, and the issuer’s credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund’s investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Factors affecting the value of Debt Securities. The total return of a debt instrument is composed of two elements: the percentage change in the security’s price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

8

Interest Rates. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk. This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset- backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity can have the unintended effect of increasing or reducing the effective duration of a Fund, which may adversely affect the expected performance of the Fund. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

Credit Rating. Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered “risk free.” Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher “risk premium” in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this “risk premium.” If an issuer’s outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the securities. If an issuer defaults or becomes unable to honor its financial obligations, the securities may lose some or all of their value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated security. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (“junk bonds”) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment- grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately. Rating agencies are organizations that assign ratings to securities based primarily on the rating agency’s assessment of the issuer’s financial strength. The Funds currently use ratings compiled by Moody’s, S&P and Fitch Investor Service, Inc. Credit ratings are only an agency’s opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The Adviser may use ratings produced by ratings agencies as guidelines at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and may take actions if a rating agency reduces the security’s rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default, or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

9

Mortgage-Backed Securities. Most mortgage-backed securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by unscheduled payments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-related securities have additional features that entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. Any guarantees of interest and principal payments may be either as to timely or ultimate payment.

The average maturity of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, and the location and age of the mortgage. Since prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool or group of pools. However, the average life will be substantially less than the stated maturity.

Mortgage-backed securities may be classified into the following principal categories, according to the issuer or guarantor:

●	Government mortgage-backed securities consist of both governmental and government-related securities. Governmental securities are backed by the full faith and credit of the U.S. Government. GNMA, the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of Federal Housing Administration- insured, Veterans Administration-guaranteed mortgages or Rural Housing Service loans. Government-related securities are issued by U.S. Government- sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include FNMA and FHLMC. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage-backed securities representing interests in mortgage loans pooled by it. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

●	FNMA is subject to general regulation by the Federal Housing Finance Authority. FNMA purchases residential mortgages from a list of approved seller servicers, which includes Federal and state savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

●	FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interests in mortgages from FHLMC’s national portfolio.

In September 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. FNMA and FHLMC continue to rely on the support of the U.S. Treasury to continue operations, and it is not known when the conservatorships will be terminated or what changes will be made to their operations following the conservatorships.

Other mortgage-backed securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities.

If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.

10

A Fund may invest in mortgage-backed securities that may be affected by a number of external factors, such as home prices and mortgage loan underwriting standards, as well as a number of macro-economic factors, such as demographic and employment trends. These variables may have direct impacts on interest and mortgage prepayment rates and therefore directly impact the performance of a Fund. In addition, the resolution of the U.S. federal government’s ownership policies concerning FHLMC and FNMA (the government sponsored entities, or “GSEs”) remains unclear. Changes to this policy, particularly the potential for the privatization of the GSEs, could have a far-reaching impact on a Fund’s holdings, and could create liquidity and valuation issues with respect to these securities and other mortgage- backed securities in which a Fund may invest.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

If a Fund purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

In general, mortgage loan repayments may be adversely affected by matters such as a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in high mortgage payments by holders of adjustable rate mortgages. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

11

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Derivative Instruments. Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. The SEC has adopted Rule 18f-4 under the 1940 Act, which imposes limits on the amount of derivatives and certain other forms of leverage into which a fund can enter. Rule 18f-4 under the 1940 Act permits a fund to enter into derivatives transactions and certain other transactions notwithstanding restrictions on the issuance of “senior securities” in the 1940 Act. Derivatives transactions as defined by Rule 18f-4 include, among other things, swaps, futures, forwards, options, short sale borrowings, reverse repurchase agreements and other financing transactions (if a fund elects to treat such financing transactions as securities), when-issued and forward-settling securities in some circumstances, or any instrument for which a fund is required to make any payment or delivery of an asset during the life of the instrument or at maturity, whether as margin, settlement payment or otherwise. Rule 18f-4 requires that, among other things, a fund establish and maintain a derivatives risk management program and appoint a derivatives risk manager and periodically reviews the program and reports to a fund’s board. In addition, a fund must comply with a relative or absolute limit on leverage risk calculated based on value-at-risk. Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks. Each of the Funds do not normally hold derivative securities and do not anticipate entering into derivatives transactions subject to Rule 18f-4 at this time. The Funds’ policy requires that, should the Adviser intend for a Fund to enter into a derivatives transaction subject to Rule 18f-4, the Adviser must notify the Board of Trustees of the Trust (the “Board of Trustees” or the “Board” and the members thereof, “Trustees”) prior to transacting in such derivatives and must adopt appropriate policies and procedures prior to transacting in such derivatives transaction.

Foreign Securities. Foreign securities are debt and equity securities that are traded in markets outside of the United States. The countries in which these markets are located can be developed or emerging. A Fund may invest directly in foreign securities denominated in a foreign currency or through depositary receipts.

Depositary Receipts. A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, a sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

12

Risks of Foreign Securities.

Foreign Market Risks. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory, and political uncertainties, and may have significantly less liquidity, than developed markets.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: it may be expensive to convert foreign currencies into U.S. dollars and vice versa; complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers, and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

Emerging Markets Risk. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker- dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Real Estate Investment Trusts (“REITs”). The Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

13

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass- through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include: limited financial resources; infrequent or limited trading; and more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund generally may not own more than 3% of the outstanding voting stock of an investment company. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies, unregistered investment companies, and exchange traded funds (ETFs).

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Funds, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses of the underlying funds.

Repurchase Agreements. A Fund may, subject to its investment policies, enter into repurchase agreements under which it may acquire obligations of the U.S. Government or other obligations subject to an obligation of the seller to repurchase and a Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. If the seller defaults on its obligation to repurchase the underlying instrument from a Fund, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the repurchase agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a Fund may be delayed or limited. A Fund may enter into repurchase agreements only with insured depository institutions and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. A Fund will limit its collateral to U.S. Government Securities or U.S. Government Agency securities. A Fund will hold collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund, and the Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Trust’s custodian. Repurchase agreements with remaining terms exceeding seven days will be deemed to be illiquid.

Loans of Portfolio Securities. For the purpose of achieving income, a Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan. The Funds did not engage in any securities lending activity during the most recent fiscal year.

14

Short Sales. In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Illiquid Securities. The term “illiquid securities” for this purpose means any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Funds’ liquidity risk management program (LRM Program) adopted pursuant to Rule 22e-4 under the 1940 Act. Under a Fund’s LRM Program, each Fund may not hold more than 15% of its net assets in illiquid securities. The LRM Program administrator is responsible for determining the liquidity classification of a Fund’s investments and monitoring compliance with the 15% limit on illiquid securities. Illiquid securities may include, among other things, written over- the-counter options, securities or other liquid assets being used as collateral for such options, repurchase agreements with remaining maturities in excess of seven days, fixed time deposits which are not subject to prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws.

Illiquid securities also may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Temporary Defensive Position. From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in cash, money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective.

Portfolio Turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. Higher portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short- term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes when distributed to shareholders). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Prepayments of mortgage-backed securities will cause a Fund to have an increased portfolio turnover rate.

15

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Funds would not be deemed to have violated these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies. The Trust has adopted the following investment restrictions for the Funds, none of which may be changed without the approval of a majority of the outstanding shares of the Funds. As used in the Prospectuses and in this SAI, the term “majority,” when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of a Fund’s shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of a Fund’s outstanding shares of all classes or of the class entitled to a separate vote.

1.	Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.

2.	Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.	Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4.	Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.	Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.	Concentration. Each Fund will invest no more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.

7.	Loans. The Funds reserve the ability to make loans and expects to make such loans and investments from time to time in accordance with applicable law, including the lending of portfolio securities and making or purchasing interests in commercial loans, senior loans and loan participations and assignments.
16

With respect to the percentages adopted by the Funds as maximum limitations on their investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) such Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Policies. The following limitations have been adopted by the Trust and with respect to the Funds and are non-fundamental, which means the Board of Trustees may change them without shareholder approval (see “Fundamental Investment Policies” above).

1.	Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in fundamental investment limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.	Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3.	Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4.	Illiquid Investments. The Funds will not acquire “illiquid securities” if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of a Fund’s net assets.

The AAMA Equity Fund has an 80% investment policy which may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

PURCHASE AND REDEMPTION OF SHARES

All investments and exchanges are subject to approval by the Fund and the Fund reserves the right to reject any purchase or exchange of shares at any time. The Funds request advance notification of investments in excess of 5% of the current net assets of the Fund. The Funds also encourage, to the extent possible, advance notification of large redemptions.

Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Funds’ behalf.

A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Trust may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Trust, the Trust may redeem shares from the investor’s account in an amount equal to such difference. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of a Fund’s shares.

17

The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the “Exchange”) is closed, other than customary weekend and holiday closings (i.e., New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth (National Independence Day), Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the U.S. Securities and Exchange Commission (the “SEC”), exists as a result of which (i) disposal by a Fund of securities held by such Fund is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of such Fund’s net assets, or (3) for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of shareholders of each Fund.

MANAGEMENT OF THE TRUST

Board of Trustees

The Trust is managed by the Board of Trustees. The Trustees are responsible for overseeing the management and affairs of the Trust and for exercising all the Trust’s powers except those reserved for the shareholders. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by service providers, such as the Adviser, Distributor and Administrator. The Board of Trustees is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers.

Trustees and Officers

Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The following table provides information regarding each Independent Trustee of the Trust, as defined in the 1940 Act. The Trust currently consists of three funds, including the Funds.

Name, Year of Birth and Address[1]	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships During the Past Five Years	No. of Portfolios in Trust Overseen
Independent Trustees
Carla S. Carstens Year of Birth: 1951	Trustee since 2015. Indefinite Term of Office.	Trustee, Vice Chair and Chair of the Governance Committee of Oak Point University, f/k/a Resurrection University, 2019 to present; Board member and past Chair of Strategic Planning, and Diversity Initiatives Committees of Financial Executives International Chicago, 2009 to 2020.	3
David J. Gruber Year of Birth: 1963	Trustee since 2015. Indefinite Term of Office.	Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present; Independent Trustee for Monteagle Funds (4 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Board member of Cross Shore Discovery Fund, 2014 to present; Director, Oak Associates Funds (7 funds), 2019 to present; and Board member for the State Teachers Retirement System of Ohio, Audit Committee member, and Compensation Committee Chair, 2018 to 2020.	3

18

Name, Year of Birth and Address[1]	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships During the Past Five Years	No. of Portfolios in Trust Overseen
James A. Simpson Year of Birth: 1970	Chairman of the Board, November 2024 to present. Trustee since 2018. Indefinite Term of Office.	President, ETP Resources, LLC, a financial services consulting company, 2009 to present. Trustee of Virtus ETF Trust II, 2015 to present and Trustee of ETFis Series Trust I, 2014 to present.	3

[1]	The mailing address of each Independent Trustee is 190 Middle Street, Suite 301, Portland, ME 04101.

The following table provides information regarding each officer of the Trust.

Name, Year of Birth and Address[1]	Position(s) Held With Trust, Length of Time Served and Term of Office[2]	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships During the Past Five Years	No. of Portfolios in Trust Overseen
Officers
David Bunstine Year of Birth: 1965	President since 2018.	Director, Fund Officer Services, ACA Group (formerly Foreside Financial Group, LLC), 2013 to present.	N/A
Troy M. Statczar Year of Birth: 1971	Treasurer since 2023.	Director, Fund Officer Services, ACA Group (formerly Foreside Financial Group, LLC), 2020 to present. Director of Fund Administration, Thornburg Investment Management, Inc., 2017 to 2019.	N/A
Eimile J. Moore Year of Birth: 1969	Chief Compliance Officer since 2016. AML Officer since 2016.	Director, Fund Officer Services, ACA Group (formerly Foreside Financial Group, LLC), 2011 to present; Chief Compliance Officer, The Glenmede Fund, Inc. and The Glenmede Portfolios, 2017 to present; Chief Compliance Officer, Plan Investment Fund, 2022 to present.	N/A
Jennifer Gorham Year of Birth: 1981	Secretary since 2016.	Senior Principal Consultant, Fund Officer Services, ACA Group (formerly Foreside Financial Group, LLC), 2015 to present.	N/A

[1]	The mailing address of each officer is 190 Middle Street, Suite 301, Portland, ME 04101.
[2]	The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of Independent Trustees.
19

The following table sets forth the compensation earned by Independent Trustees from the Trust and the fund complex for the fiscal year ended June 30, 2025:

	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex
Independent Trustees
Carla S. Carstens	$43,000	$0	$0	$43,000
David J. Gruber	$43,000	$0	$0	$43,000
James A. Simpson	$43,000	$0	$0	$43,000

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type).

Board of Trustees: Leadership Structure and Committees Experience and Qualifications

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders.

The following is a summary of the experience, qualifications, attributes, and skills of each Trustee that support the conclusion, as of the date of this SAI, that each Trustee should serve as a Trustee in light of the Trust’s business and structure. References to the experiences, qualifications, attributes, and skills of the Trustees are made pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Carla S. Carstens. Ms. Carstens has served as a member of the Board of Trustees since 2015 and the Chairwoman of the Audit Committee of the Board since November, 2024. She served as the Chairwoman of the Board of Trustees from November 2021 to November 2024. She served as the Chairwoman of the Nominating and Governance Committee of the Board from 2015 to November 2021. Over the course of her career she has served in an array of strategic and governance positions and as a Trustee and Audit Committee Chair for another mutual fund. In 2019, Ms. Carstens joined the Board of Directors of Oak Point University, f/k/a Resurrection University and serves as Vice Chair of the Board and Chair of the Governance Committee. Ms. Carstens has served on the Advisory Board of Directors of AIT Worldwide Logistics, 2013 to 2015; Trustee and Audit Committee Chair of Lou Holland Trust mutual fund, 2005 to 2010; Board member and Treasurer of Athena International, 2010 to 2016; Board member and Chair of Strategic Planning, and Diversity Initiatives Committees of Financial Executives International Chicago, 2009 to 2020; Board of Directors of Chicago Yacht Club Foundation, 2015 to 2017 and Audit Committee Chairwoman 2016 to 2017. Ms. Carstens was a Principal of Tatum LLC (performance improvement consulting firm); President of Carstens Associates (strategic and operational consulting firm); and Vice President Strategic Planning of Amoco Oil Company.

David J. Gruber. Mr. Gruber has served as a member of the Board of Trustees since 2015 and the Chairman of the Nominating and Governance Committee of the Board since November, 2024. He served as Chairman of the Audit Committee from 2015 to 2018 and November 2021 to November 2024 and served as the Chairman of the Board of Trustees from 2018 to November 2021. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee chair and a member of the Audit Committee for the Fifth Third Funds from 2003 to 2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware County from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Monteagle Funds, Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is an independent director for Oak Associates Funds, Audit Committee Chair and Valuation Committee Member from 2019 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber was a Board member for the State Teachers Retirement System of Ohio, Audit Committee member, and Compensation Committee Chair from 2018 to 2020. Mr. Gruber was President of DJG Financial Consulting, LLC from 2007 to 2015, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization.

20

James A. Simpson. Mr. Simpson has served as a member of the Board of Trustees since 2018 and Chairman of the Board of Trustees since November, 2024. He served as Chairman of the Nominating and Governance Committee from November 2021 to November 2024 and Chairman of the Audit Committee of the Board from 2018 to November 2021. Mr. Simpson has over 25 years of financial services experience. He has experience as an independent trustee for exchange-traded funds and is a nationally recognized exchange-traded fund consultant to the investment services industry. He serves as President of ETP Resources, LLC, a financial information services company that provides detailed reference data on U.S.-listed exchange- traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products. He currently serves as an Independent Trustee and Audit Committee Chair of Virtus ETF Trust II since 2015 and ETFis Series Trust I since 2014.

Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board currently is composed of three Trustees, all of whom are not “interested persons” of the Trust (as that term is defined in the 1940 Act). Ms. Carstens, an independent trustee, serves as the Chairwoman of the Board. The Board has determined that the Trust’s leadership structure provides a combination of management and industry experience and independence that is appropriate given the character and circumstances of the Trust, including items such as the number of portfolios that comprise the Trust, the net assets of the Trust, and the committee structure of the Board.

The Board of Trustees has two committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee held two meetings during the fiscal year ended June 30, 2025. The Nominating and Governance Committee held one meeting during the fiscal year ended June 30, 2025.

The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the independent registered public accounting firm. The members of the Audit Committee are David J. Gruber, audit committee financial expert, Carla S. Carstens and James A. Simpson.

The Nominating and Governance Committee is responsible for identifying and recommending individuals for membership on the Board. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. In selecting candidates for nomination to the Board, the Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board but has not adopted any specific policy on diversity or any particular definition of diversity. The members of the Nominating and Governance Committee are James A. Simpson, Carla S. Carstens and David J. Gruber. Suggestions for trustee candidates and other correspondence should be sent in writing to the Secretary, Asset Management Fund, 190 Middle Street, Suite 301, Portland, ME 04101.

The Trust’s day-to-day operations are managed by the Adviser, the Administrator, and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers.

21

Risk Oversight

Through its oversight role, and through its Committees, officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the Adviser, Administrator, Distributor and independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and (5) engaging the services of the CCO, to report to the full Board on a variety of matters at regular and special meetings of the Board and its Committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee and the Board on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO to discuss, among other things, issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds, as well as reports from the Adviser’s Valuation Committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser as well as the Trust’s Administrator, custodians, Distributor, and transfer agent.

Information Security Risk

The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other actions, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Funds to regulatory fines, financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Fund Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee (either directly or through institutions in which they serve as an officer) as of December 31, 2024:

Trustee	AAMA Equity Fund	AAMA Income Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Trust[1] Overseen by Trustee
Independent Trustees
Carla S. Carstens	$10,001-$50,000	$10,001-$50,000	$50,001 - $100,000
David J. Gruber	$10,001-$50,000	$10,001 - $50,000	$50,001-$100,000
James A. Simpson	$10,001 - $50,000	$1-$10,000	$10,001 - $50,000

[1]	The Trust currently offers an unlimited number of shares of beneficial interest divided into three (3) funds, including the Funds. The other fund i.e., the third fund, is managed by a different investment adviser and is described in a separate prospectus and statement of additional information.
22

As of September 30, 2025, the Officers and Trustees of the Trust as a group owned less than 1% of the AAMA Equity Fund and the AAMA Income Fund.

No Independent Trustee owns beneficially or of record, any security of the Adviser, the Distributor or the Administrator.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table provides certain information as of September 30, 2025 with respect to persons known to the Trust to be record owners of 5% or more of the shares of common stock of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and could determine the outcome of a shareholder meeting.

AAMA Equity Fund Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. Special Custody A/C febo Customers Attn: Mutual Fund Operations 211 Main Street San Francisco, CA 94105	61.73%
Matrix Trust Company Cust. FBO FTJ Fundchoice 717 17th Street Suite 1300 Denver, CO 80202	27.28%
Pershing LLC P.O. Box 2502 Jersey City, NJ 0303-9998	5.46%

AAMA Income Fund Shareholder Name, Address	% Ownership
Charles Schwab & Co. Inc. Special Custody A/C febo Customers Attn: Mutual Fund Operations 211 Main Street San Francisco, CA 94105	73.18%
Matrix Trust Company Cust. FBO FTJ Fundchoice 717 17th Street Suite 1300 Denver, CO 80202	17.62%
Pershing LLC P.O. Box 2502 Jersey City, NJ 0303-9998	6.39%

23

INVESTMENT ADVISER

Advanced Asset Management Advisors, Inc. (previously defined as the “Adviser”), a Delaware corporation, with its principal office at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017, serves as the investment adviser to the Funds. The Adviser is registered as an investment adviser under the Advisers Act of 1940, as amended.

Under the terms of the Trust’s Investment Advisory Agreement with the Adviser, on behalf of the Funds (the “Advisory Agreement), subject to the supervision of the Board of Trustees, the Adviser manages the investment program of the Funds, consisting of the provision of investment research, management with respect to all securities and investments and cash equivalents in the Funds, and the determination from time to time what securities and other investments will be purchased, retained or sold by the Funds. The Advisory Agreement continued for an initial term of two years and continues on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically upon assignment and is terminable with respect to a Fund at any time without penalty by the Board of Trustees or by a vote of a majority of the outstanding shares (as defined under “General Information” in this SAI) of a Fund on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to a Fund. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.

The Adviser is a privately held corporation, primarily owned by Robert D. Baker and Philip A. Voelker.

As compensation for services to be rendered by the Adviser, the AAMA Equity Fund pays the Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of 1.00%. As compensation for services to be rendered by the Adviser, the AAMA Income Fund pays the Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of 0.75%.

The Adviser may voluntarily waive a portion of its advisory fee for the AAMA Income Fund from time to time. The Adviser is not contractually obligated to waive such fees and the voluntary waiver may be terminated at any time by the Adviser. This voluntary fee waiver is not subject to recoupment.

Each Fund paid investment advisory fees for the following fiscal periods:

Investment Advisory Fees Paid

Fund	2025	2024	2023
AAMA Equity Fund	$3,915,041	$4,029,091	$3,918,200
AAMA Income Fund	$1,035,078	$1,038,396	$1,098,533

Investment Advisory Fees Waived

Fund	2025	2024	2023
AAMA Equity Fund	$0	$0	$0
AAMA Income Fund	$172,258	$166,750	$146,191

24

Portfolio Managers

The portfolio managers of the Adviser manage the Funds’ portfolios as a team. The portfolio managers responsible for the day-to-day management of the Funds are Robert D. Baker and Philip A. Voelker. The table below shows other accounts for which the portfolio managers of the Funds are responsible for the day-to-day portfolio management as of June 30, 2025.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed[1]	Number of Accounts Managed with Advisory Fee Based on Performance
Robert D. Baker	Registered investment companies:	2	$518,199,367	0
	Other pooled investment vehicles:	0	$0	0
	Other advisory accounts:	556	$365,183,882	0

Philip A. Voelker	Registered investment companies:	2	$518,199,367	0
	Other pooled investment vehicles:	0	$0	0
	Other advisory accounts:	556	$365,183,882	0

[1]	Assets include $219,946,238 in assets under advisement, which are accounts over which the portfolio managers do not have complete investment discretion.

Other Portfolio Manager Information

The portfolio managers are also responsible for managing other accounts in addition to the Funds. The Adviser does not believe that there are material conflicts of interest between the Funds’ investment strategies and the investment strategies of the other accounts managed by the portfolio managers because the investment strategies for most other accounts are different. Investment decisions for each Fund are made independently from those for most other accounts advised by the Adviser or managed by the portfolio managers. A potential conflict could arise in instances in which securities considered as investments for the Fund are also appropriate investments for other accounts managed by the Adviser. When a decision is made to buy or sell a security by the Fund and one or more of the other accounts and the other accounts have not directed the Adviser to employ a specific broker-dealer, the Adviser may aggregate the purchase or sale of the securities. If securities are aggregated, the Adviser will allocate the securities transactions in a manner it believes to be equitable under the circumstances. When aggregating orders, the Adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no Fund or account will be favored. The Adviser has implemented specific policies and procedures to address any potential conflicts.

Portfolio Manager Compensation

The Adviser compensates the portfolio managers for their management of the Funds. As of the date of this SAI, the portfolio managers are compensated through a variety of components and their compensation may vary from year to year based on a number of factors, including the Adviser’s revenue growth and overall profitability. The portfolio managers may receive all or some combination of salary and annual discretionary bonus and are eligible to participate in the Adviser’s benefit plans. The Adviser does not offer any deferred or long term compensation plans. Overall compensation is not tied to the performance of the Funds.

25

The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager as of June 30, 2025:

Portfolio Manager	AAMA Equity Fund	AAMA Income Fund
Robert D. Baker	$50,001 - $100,000	$0 - $10,000
Philip A. Voelker	$0	$100,001 - $500,000

DISTRIBUTOR

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), located at 190 Middle Street, Suite 301, Portland, ME 04101 (previously defined as the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Funds did not make any payments to the Distributor, nor did the Distributor retain any amounts during the past three fiscal years.

CODE OF ETHICS

The Trust, the Adviser and Foreside Financial Group, LLC (dba ACA Group, on behalf of Foreside Management Services, LLC) have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions set forth in the applicable codes of ethics, personnel of each of those entities to invest in securities that may be purchased or held by the Funds. The codes of ethics contain provisions and requirements reasonably designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. The Distributor relies on the principal underwriters exception under Rule 17j-1(c)(3).

Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

PROXY VOTING POLICIES AND PROCEDURES

For the Funds, the Trust has delegated to the Adviser the responsibility for voting the proxies related to portfolio securities, subject to oversight by the Board of Trustees. It is the Adviser’s policy to vote proxies in the interest of maximizing shareholder value. When a vote presents a conflict between the interests of Fund shareholders and the interests of the Adviser, the Adviser will notify its legal counsel of the conflict and the legal counsel will recommend an appropriate course of action. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-701-9502, through the Funds’ website at www.aamafunds.com, or on the SEC’s website at http://www.sec.gov.

FUND SERVICES

Business Manager and Administrator

Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group)(previously defined as “Foreside” or the “Administrator”), 190 Middle Street, Suite 301, Portland, ME 04101 serves as the Trust’s business manager and administrator. Foreside and the Trust have entered into a Management and Administration Agreement with respect to the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the SEC; and maintaining books and records in accordance with applicable laws and regulations.

26

Each Fund pays all expenses incurred by it in connection with its operation, unless specifically assumed by Foreside or the Adviser, and the Funds pay Foreside an annual base fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

As compensation for these services rendered by Foreside, the Funds paid the following amounts to Foreside during the following fiscal year:

Fund	Fees Paid 2025	Fees Paid 2024	Fees Paid 2023
AAMA Equity Fund	$237,131	$237,195	$235,344
AAMA Income Fund	$85,671	$81,234	$88,265

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

U.S. Bank National Association (“U.S. Bank”), 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, WI 53212, serves as the Trust’s custodian with respect to the Funds. U.S. Bank and the Trust have entered into a Custody Agreement, pursuant to which U.S. Bank serves as the Funds’ custodian and, among other things, will maintain custody of the Funds cash and securities. As compensation for these services rendered the Funds paid for fiscal years 2023, 2024 and 2025, the following amounts to the Funds’ custodian:

Fund	Fees Paid 2025	Fees Paid 2024	Fees Paid 2023
AAMA Equity Fund	$26,489	$30,565	$28,885
AAMA Income Fund	$10,685	$11,906	$12,571

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, serves as the transfer agent for the Funds. Pursuant to the terms of the transfer agency Master Services Agreement between the Trust and Ultimus, Ultimus provides various transfer agency services to the Funds, including, but not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records.

Ultimus also serves as the financial administrator and fund accountant for the Funds. Pursuant to the terms of the financial administration and fund accounting Master Services Agreement between Foreside and Ultimus, Ultimus provides various administrative and fund accounting services to the Funds, which include (i) computing the Funds’ net asset value for purposes of the sale and redemption of its shares; (ii) computing the Funds’ dividend payables; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger accounting records for the Funds. As compensation for these services rendered by Ultimus the Funds paid for fiscal years 2023, 2024 and 2025, the following amounts to Ultimus:

Fund	Fees Paid 2025	Fees Paid 2024	Fees Paid 2023
AAMA Equity Fund	$79,244	$103,884	$102,741
AAMA Income Fund	$52,595	$71,275	$69,675

27

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Vedder Price P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601, is legal counsel to the Trust and passes upon the validity of the shares offered by the Prospectuses.

Cohen & Company, Ltd., an independent registered public accounting firm with offices at 342 N. Street, Suite 830, Milwaukee, WI 53202, serves as the Trust’s independent registered public accounting firm.

DETERMINATION OF NET ASSET VALUE

The price of the shares (NAV) of each Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) except for the following days on which the share price of the Funds is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the NAV, see “Net Asset Value” in the Prospectus.

Security prices are generally provided by an independent third-party pricing service as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of a Fund is calculated.

Equity Securities

Equity securities (including exchange-traded funds, options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange are valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities are valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Adviser’s Valuation Committee to not accurately reflect their value are valued at their fair value using the Adviser’s valuation procedures. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the closing price on the principal exchange, and then the secondary exchange if no price is available from the principal exchange. The NASD National Market System is considered an exchange. Mutual fund investments are valued at the most recently calculated (current day) NAV.

Foreign and Domestic Fixed Income Securities

Fixed income securities are valued at an evaluated price, generally as of 4:00 pm ET, provided by an independent pricing service. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Adviser’s Valuation Committee to not accurately reflect their value, are valued at their fair value using the Adviser’s valuation procedures.

28

FEDERAL INCOME TAX MATTERS

The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisers as to the tax consequences of ownership of shares.

Each Fund is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies are applied to each Fund separately, rather than to the Trust as a whole. In addition, net long-term and short- term capital gains and losses, net investment income, operating expenses and all other items are determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies), the securities of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls and which are engaged in the same or similar trades or business, or the securities of one or more qualified publicly traded partnerships; and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income and 90% of its net tax-exempt interest for the taxable year (computed without regard to the deduction for dividends paid) is so distributed.

Dividends and distributions are taxable to shareholders whether they are reinvested in Fund shares or paid in cash. Dividends of each Fund’s net investment income (which generally includes interest and dividend income, less certain expenses), other than “qualified dividend income,” and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. Distributions of qualified dividend income (generally dividends received from domestic corporations and qualified foreign corporations) are taxable to individual and other non-corporate shareholders at the federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund. Under the Code, net long-term capital gains received by corporate shareholders (including net long-term capital gain distributions by a Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including net long-term capital gain distributions by a Fund) are generally taxed at a maximum federal income tax rate of 20%. Dividends and distributions paid to individuals and other non-corporate shareholders may also be subject to the 3.8% Medicare tax discussed below.

Each Fund expects to invest less than 50% of its total assets in tax-exempt municipal securities. As a result, neither Fund expects to be eligible to pay exempt interest dividends to shareholders and interest on municipal securities will be taxable to shareholders when received as a distribution from a Fund.

Gain or loss realized upon a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale or redemption of a Fund’s shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

All or a portion of any loss realized upon the redemption or other disposition of shares of a Fund will be disallowed if shares of the Fund or substantially identical stock or securities are acquired (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss. A shareholder’s ability to utilize capital losses may be limited by the Code.

29

A dividend or distribution by a Fund reduces the net asset value of the Fund’s shares by the amount of the dividend or distribution. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities or other taxable income, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If a Fund invests in certain positions, such as zero-coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such income it is required to accrue, to continue to qualify as a regulated investment company and to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A Fund’s transactions in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by such Fund (i.e., affect whether gain or loss is ordinary or capital), accelerate recognition of income to such Fund, defer such Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders of such Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause that Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualifying as a regulated investment company and avoiding federal income and excise taxes. Each Fund will monitor its transactions in such investments, if any, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of such Fund as a regulated investment company, and minimize the imposition of federal income and excise taxes.

A Fund’s transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered “section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss. Gain or loss recognized on actual sales of section 1256 contract is treated in the same manner.

A Fund’s entry into a short-sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

30

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund’s shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

Each Fund generally will be subject to a 4% nondeductible federal excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, a Fund must distribute at least 98% of its taxable ordinary income for the calendar year and at least 98.2% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Each Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

Dividends declared by a Fund in October, November, or December to shareholders of record in one of those months and actually paid in January of the following year will be treated as having been received by shareholders and paid by the Fund on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

31

Although the Funds are intended for U.S. persons, foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty. However, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long- term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or a former United States real property holding corporation. The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USPRIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons and will be subject to U.S. federal withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., ordinary income or USRPI gain) will vary depending on the extent of the non-U.S. shareholder’s current and past ownership of a Fund.

In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled qualified investment entities.

Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. Recently issued proposed Treasury Regulations, however, generally eliminate withholding under FATCA on gross proceeds, which include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. Taxpayers generally may rely on these proposed Treasury Regulations until final Treasury Regulations are issued. A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

32

A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above- described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of a Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for the Funds taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of the Funds’ circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing the Funds with “best execution.”

Currently the Adviser has no soft dollar arrangements. In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Funds. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full-service brokers.

During the fiscal years ended June 30, 2023, 2024 and 2025 the AAMA Equity Fund paid brokerage commissions of $0, $39,409 and $5,404, respectively. During the fiscal years ended June 30, 2023, 2024 and 2025, the AAMA Income Fund paid brokerage commissions of $0, $7,565 and $0, respectively.

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are generally posted on the Fund’s website, www.aamafunds.com, on a monthly basis within 30 days after the month-end. The Funds also disclose their portfolio holdings quarterly, in their annual and semi-annual reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period. The Funds may also make publicly available their portfolio holdings at other dates as determined from time to time.

33

The Funds have ongoing arrangements to release portfolio holdings information that is not publicly available to third party service providers of the Funds or the Adviser, including the Administrator, Transfer Agent, Fund Accounting Agent and Custodian in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services, pricing services and financial printers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.

In accordance with industry practice, information about the Funds’ portfolio holdings and characteristics may be disclosed to mutual fund rating agencies and companies that collect and maintain information about mutual funds as soon as such information is publicly available. Portfolio holdings may also be provided before such information is publicly available to Morningstar and other rating agencies and companies that collect and maintain information about mutual funds that sign a confidentiality agreement or if the Funds have determined that the policies of the recipient are adequate to protect the integrity and confidentiality of such information.

No compensation is received by the Adviser or the Funds for providing such information before it is publicly available.

Prior to public dissemination of portfolio holdings, general performance or statistical information about the Funds, information about realized and unrealized capital gains, summaries of the Funds’ performance and historical sector allocation may be disclosed to shareholders and prospective shareholders as soon as practicable.

The Funds’ portfolio holdings may be disclosed to third parties prior to their public dissemination for purposes of effecting in- kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders.

The Funds also disclose information about their portfolio holdings to the extent required by law or regulation.

Disclosure of the Fund’s portfolio holdings as an exception to the Fund’s normal business practice may be made, provided that the disclosure is in the best interests of shareholders and the recipient must sign a confidentiality agreement or the Funds must determine that the policies of the recipient are adequate to protect the integrity and confidentiality of such information. In order to avoid conflicts of interest between the Funds’ shareholders and the Adviser, any exceptions must be approved in writing by the Funds’ Chief Compliance Officer and any exceptions granted will be presented to the Board of Trustees on a quarterly basis for review.

GENERAL INFORMATION

The Trust provides to all of the shareholders of each Fund semi-annual reports and annual reports and posts Form N-CSR to its website which includes annual and semi-annual financial statements.

As used in each Prospectus and this SAI, the term “majority,” when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund’s shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund’s outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Trust provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940 Act: election of Trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

The Prospectuses and this SAI do not contain all the information included in the registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in each Prospectus and this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

34

FINANCIAL STATEMENTS

The financial statements, notes and report of the Trust’s independent registered public accounting firm required to be included in this SAI are incorporated herein by reference to the Funds’ Form N-CSR for the fiscal year ended June 30, 2025.

35

APPENDIX A

Explanation of Rating Categories

The following is a description of credit ratings issued by two of the major credit ratings agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Although the Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

A Standard & Poor’s Corporation (“S&P”) commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

“A-I” — Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-l+.”

“A-2” — Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

“A-3” — Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

“B” — Issue has only a speculative capacity for timely payment.

“C” — Issue has a doubtful capacity for payment.

“D” — Issue is in payment default.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” — Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” — Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

“Prime-3” — Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” — Issuer does not fall within any of the Prime rating categories.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” — Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

36

“Aa” — Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A” — Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” — Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C” — Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing, “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (—) — Bonds for which the security depends upon the completion of some act or the fulfillment of some conditions are rated conditionally. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operation experience; (c) rentals which begin when facilities are completed; or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic classification from “Aa” to “B” in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

37

ASSET MANAGEMENT FUND

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust filed July 23, 1999. (1)/

	(2)	Second Amended and Restated Declaration of Trust dated November 27, 2018. (6)/

	(3)	Written Instrument Amending the Second Amended and Restated Declaration of Trust dated June 5, 2020. (7)/

	(4)	Written Instrument Amending the Second Amended and Restated Declaration of Trust dated May 5, 2023. (10)/

(b)		Amended and Restated By-Laws dated July 22, 1999, as amended through May 31, 2018. (4)/

(c)		Not applicable.

(d)	(1)	Investment Advisory Agreement dated June 30, 2017 between Registrant and Advanced Asset Management Advisers, Inc. (5)/

	(2)	Amendment to Investment Advisory Agreement dated May 20, 2020. (7)/

(e)	(1)	Distribution Agreement between Registrant and BHIL Distributors, LLC dated June 6, 2017. (3)/

	(2)	Novation to Distribution Agreement effective September 30, 2021.(8)/

	(3)	Form of Dealer Agreement. (3)/

	(4)	Form of Selling Group Member Agreement.(3)/

(f)	Not applicable.

(g)	(1)	Custody Agreement dated as of January 9, 2020 by and between Asset Management Fund, on behalf of the Funds, and U.S. Bank National Association. (7)/

	(2)	Amendment to the Custody Agreement dated June 23, 2025.*

(h)	(1)	Master Services Agreement re: Transfer Agent and Shareholder Services dated June 6, 2017 between the Registrant and Ultimus Fund Solutions, LLC. (3)/

	(2)	Revised Transfer Agent and Shareholder Services Fee Letter for the AAMA Funds dated May 20, 2025.*

	(3)	Master Services Agreement re: Fund Accounting and Financial Administration dated July 1, 2022 between the Registrant and Ultimus Fund Solutions, LLC. (9)/

	(4)	Revised Fund Accounting and Financial Administration Fee Letter for the AAMA Funds dated May 20, 2025.*

(5)	Tailored Shareholder Report Addendum between the Registrant and Ultimus Fund Solutions, LLC. (12)/

(6)	Management and Administration Agreement dated April 30, 2017 between the Registrant and Foreside Management Services, LLC. (3)/

(7)	First Amendment to Management and Administration Agreement (9)/

(8)	Third Amended Schedule C to the Management and Administration Agreement. (9)/

(i)	Opinion and Consent of Vedder Price P.C. (8)/

(j)	Consent of Cohen & Company, Ltd. *

(k)	None.

(l)	(1)	Subscription Agreement between the Trust and the Investors on behalf of the AAMA Equity Fund. (5)/

	(2)	Subscription Agreement between the Trust and the Investors on behalf of the AAMA Income Fund. (5)/

(m)	(1)	12b-1 Plan. None.

(n)	(1)	Multi-Class Plan. None.

(o)	(1)	Power of Attorney for David J. Gruber effective October 1, 2025*

	(2)	Power of Attorney for Carla S. Carstens effective October 1, 2025*

	(3)	Power of Attorney for James A. Simpson effective October 1, 2025*

(p)	(1)	Code of Ethics of Advanced Asset Management Advisors, Inc. (5)/

	(2)	Code of Ethics of Asset Management Fund dated January 29, 2016. (2)/

	(3)	Code of Ethics of Foreside Financial Group, LLC.*

(1)/	Previously filed with Post-Effective Amendment No. 34 on or about October 22, 1999 and incorporated herein by reference.

(2)/	Previously filed with Post-Effective Amendment No. 83 on or about November 29, 2016 and incorporated herein by reference.

(3)/	Previously filed with Post-Effective Amendment No. 88 on or about June 19, 2017 and incorporated herein by reference.

(4)/	Previously filed with Post-Effective Amendment No. 92 on or about October 28, 2018 and incorporated herein by reference.

(5)/	Previously filed with Post-Effective Amendment No. 93 on or about October 28, 2018 and incorporated herein by reference.

(6)/	Previously filed with Post-Effective Amendment No. 96 on or about August 29, 2019 and incorporated herein by reference.

(7)/	Previously filed with Post-Effective Amendment No. 101 on or about October 28, 2020 and incorporated herein by reference.

(8)/	Previously filed with Post-Effective Amendment No. 103 on or about October 28, 2021 and incorporated herein by reference.

(9)/	Previously filed with Post-Effective Amendment No. 105 on or about October 28, 2022 and incorporated herein by reference.

(10)/	Previously filed with Post-Effective Amendment No. 107 on or about October 28, 2023 and incorporated herein by reference.

(11)/	Previously filed with Post-Effective Amendment No. 109 on or about August 28, 2024 and incorporated herein by reference.

(12)/	Previously filed with Post-Effective Amendment No. 110 on or about October 28, 2024 and incorporated herein by reference.

*	Filed as an Exhibit herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant. None.

Item 30.	Indemnification.

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

The Registrant maintains an insurance policy which insures its directors and officers against certain liabilities.

Item 31.	Business and Other Connections of Investment Adviser and Sub-Adviser.

Advanced Asset Management Advisers, Inc. (“AAMA”), is a registered investment adviser and provides investment advisory services to individuals and families, individual retirement accounts (IRAs), corporations, retirement plans, charitable organizations, other investment advisors and broker dealers.

AAMA’s principal office is located at 4995 Bradenton Avenue, Suite 210, Dublin, OH 43017. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801- 61760.

Directors and Officers of AAMA and principal occupations

Robert D. Baker, President and Chief Compliance Officer. Mr. Baker founded Advanced Asset Management Advisors in 1999 where he oversees the management of the company and serves on the firm’s investment committee. Mr. Baker has a wealth of experience in portfolio creation and asset management. Prior to starting AAMA, Mr. Baker served as vice president of a large regional investment firm and president of a national advisory group where he oversaw the management of retirement plans and participated in the development, launching and marketing of load and no-load mutual funds. Mr. Baker also served as a trust officer for Bank One Trust Company, managing client portfolio investments. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University.

Philip A. Voelker, Chief Investment Officer. Mr. Voelker joined AAMA in 2001 where he directs and manages AAMA’s investment strategy and policy. With investment experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long-term steady returns to aggressive growth of investments. Mr. Voelker has also served as chief investment officer for a large regional investment firm, directing its multi-billion-dollar investment management assignments. He is a cum laude graduate of The Ohio State University.

Item 32.	Principal Underwriter.

Foreside Financial Services, LLC (the “Underwriter”), located at 190 Middle Street, Suite 301, Portland, Maine 04101, is underwriter and distributor for the Registrant. The Fund continuously offers shares. The Underwriter is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Underwriter is an indirect, wholly-owned subsidiary of Foreside Financial Group, LLC.

(a)	Underwriter serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	AAMA Equity Fund, Series of Asset Management Fund
4.	AAMA Income Fund, Series of Asset Management Fund
5.	Advisers Investment Trust
6.	AG Twin Brook Capital Income Fund
7.	AltShares Trust
8.	American Beacon AHL Trend ETF, Series of American Beacon Select Funds
9.	American Beacon GLG Natural Resources ETF, American Beacon Select Funds
10.	American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
11.	Aristotle Funds Series Trust
12.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
13.	Bow River Capital Evergreen Fund
14.	Connetic Venture Capital Access Fund
15.	Constitution Capital Access Fund, LLC
16.	Datum One Series Trust
17.	Diamond Hill Funds
18.	Diamond Hill Securitized Credit Fund

19.	Driehaus Mutual Funds
20.	EntrepreneurShares Series Trust
21.	FMI Funds, Inc.
22.	Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
23.	Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
24.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
25.	Inspire 500 ETF, Series of Northern Lights Fund Trust IV
26.	Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
28.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
29.	Inspire International ETF, Series of Northern Lights Fund Trust IV
30.	Inspire Momentum ETF, Series of Northern Lights Fund Trust IV
31.	Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
32.	Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV
33.	LifeX 2035 Term Income ETF, Series of Stone Ridge Trust
34.	LifeX 2040 Term Income ETF, Series of Stone Ridge Trust
35.	LifeX 2045 Term Income ETF, Series of Stone Ridge Trust
36.	LifeX 2048 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
37.	LifeX 2048 Longevity Income ETF, Series of Stone Ridge Trust
38.	LifeX 2049 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
39.	LifeX 2049 Longevity Income ETF, Series of Stone Ridge Trust
40.	LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
41.	LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
42.	LifeX 2051 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
43.	LifeX 2051 Longevity Income ETF, Series of Stone Ridge Trust
44.	LifeX 2052 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
45.	LifeX 2052 Longevity Income ETF, Series of Stone Ridge Trust
46.	LifeX 2053 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
47.	LifeX 2053 Longevity Income ETF, Series of Stone Ridge Trust
48.	LifeX 2054 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
49.	LifeX 2054 Longevity Income ETF, Series of Stone Ridge Trust
50.	LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
51.	LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
52.	LifeX 2056 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
53.	LifeX 2056 Longevity Income ETF, Series of Stone Ridge Trust
54.	LifeX 2057 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
55.	LifeX 2057 Longevity Income ETF, Series of Stone Ridge Trust
56.	LifeX 2058 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
57.	LifeX 2058 Longevity Income ETF, Series of Stone Ridge Trust
58.	LifeX 2059 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
59.	LifeX 2059 Longevity Income ETF, Series of Stone Ridge Trust
60.	LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
61.	LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
62.	LifeX 2061 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
63.	LifeX 2061 Longevity Income ETF, Series of Stone Ridge Trust
64.	LifeX 2062 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
65.	LifeX 2062 Longevity Income ETF, Series of Stone Ridge Trust
66.	LifeX 2063 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
67.	LifeX 2063 Longevity Income ETF, Series of Stone Ridge Trust
68.	LifeX 2064 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
69.	LifeX 2064 Longevity Income ETF, Series of Stone Ridge Trust

70.	LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
71.	LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
72.	LifeX Durable Income ETF, Series of Stone Ridge Trust
73.	Macquarie Energy Transition ETF, Series of Macquarie ETF Trust
74.	Macquarie Focused Emerging Markets Equity ETF, Series of Macquarie ETF Trust
75.	Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust
76.	Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust
77.	Macquarie National High-Yield Municipal Bond ETF, Series of Macquarie ETF Trust
78.	Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust
79.	Meketa Infrastructure Fund
80.	Nomura Alternative Income Fund
81.	Praxis Mutual Funds
82.	Primark Meketa Private Equity Investments Fund
83.	SA Funds – Investment Trust
84.	Sequoia Fund, Inc.
85.	Simplify Exchange Traded Funds
86.	Siren ETF Trust
87.	Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
88.	Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
89.	Stone Ridge Post-Event Reinsurance Fund, Series of Stone Ridge Trust IV
90.	Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
91.	Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
92.	TCW ETF Trust
93.	Zacks Trust

(b) The following are the Officers and Manager of the Underwriter. The Underwriter’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, are located at the following locations:

Advanced Asset Management Advisors, Inc.

4995 Bradenton Avenue, Suite 210

Dublin, OH 43017

Foreside Management Services, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

U.S. Bank National Association

1555 N. Rivercenter Dr., MK-WI-S302

Milwaukee, WI 53212

Item 34.	Management Services. Not Applicable.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be executed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Ohio on the 28th day of October, 2025.

Asset Management Fund

By:	/s/ David Bunstine
David Bunstine, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on October 28, 2025 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

David J. Gruber*	Trustee	October 28, 2025
David J. Gruber

Carla S. Carstens*	Trustee	October 28, 2025
Carla S. Carstens

James A. Simpson*	Trustee and Chairperson of the Board	October 28, 2025
James A. Simpson

/s/ Troy M. Statczar	Treasurer (principal financial and accounting officer)	October 28, 2025
Troy M. Statczar

/s/ David Bunstine	President (principal executive officer)	October 28, 2025
David Bunstine

/s/ David Bunstine
David Bunstine
Attorney-In-Fact
October 28, 2025

*	Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number		Description
28	(g)(2)	Amendment to the Custody Agreement
	(h)(2)	Revised Transfer Agent and Shareholder Services Fee Letter
	(4)	Revised Fund Accounting and Financial Administration Fee Letter
	(j)	Consent of Auditor
	(o)(1)	Power of Attorney for David J. Gruber
	(2)	Power of Attorney for Carla S. Carstens
	(3)	Power of Attorney for James A. Simpson
	(p)(3)	Foreside Financial Group, LLC Code of Ethics